INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2012
Intangible Assets And Goodwill
INTANGIBLE ASSETS AND GOODWILL

The Company has intangible assets in the form of trademarks, trade names and patents. The carrying amount of the Company’s acquired trademarks and trade names were approximately $47,000 and $63,000 as of December 31, 2012 and 2011, respectively which include accumulated amortization of $300,000 and $284,000 as of December 31, 2012 and 2011, respectively. Amortization expense related to trademarks and tradenames was $16,000 and $15,000 for the years ended December 31, 2012 and 2011, respectively. All intangible assets are amortized over their estimated useful lives with no estimated residual values. Any costs incurred by the Company to renew or extend the life of intangible assets will be evaluated under ASC No. 350, Intangibles – Goodwill and Other, for proper treatment.

In June 2012, the Company entered into an asset purchase agreement with Vocel, Inc., a Delaware corporation, whereby the Company purchased certain assets, consisting primarily of certain patents and trademarks. The Company evaluated this transaction under ASC No. 805, Business Combinations, and determined that this transaction constituted an asset purchase.

As consideration for this asset purchase:

•	The Company issued to Vocel a warrant to purchase 150,000 shares of the Company’s common stock (“Purchaser Warrant”). The Purchaser Warrant is exercisable at $0.88 per share and vests 100% when the Company has derived $500,000 of gross revenue from the sale or license of the purchased intellectual property (“Warrant Vesting Date”). The Purchaser Warrant is exercisable for a period of three years form the Warrant Vesting Date; and

•	The Company agreed to pay Vocel a royalty of 7.5% of gross revenue received by the Company from any third party sale or license of the purchased intellectual property.

The Company determined the aggregate fair value of the consideration issued to be approximately $159,000 and allocated this amount to the relative fair value of the assets acquired resulting in $159,000 being allocated to patents. The Company began amortization of the acquired patents in the third quarter of 2012 on a straight-line basis over their weighted-average remaining life of approximately 13.5 years. Amortization expense related to patents was $6,000 and $0 for the years ended December 31, 2012 and 2011, respectively.

The following table presents the changes in the carrying amounts of the Company’s acquired intangible assets for the years ended December 31, 2012 and 2011. All intangible assets are being amortized over their estimated useful lives with no estimated residual values.

($ in thousands)	Total
Balance of intangible assets as of December 31, 2010	$78
Intangible assets acquired	—
Amortization	(15)
Impairment losses	—
Balance of intangible assets as of December 31, 2011	$63
Intangible assets acquired	159
Amortization	(22)
Impairment losses	—
Balance of intangible assets as of December 31, 2012	$200

The Company annually, or more frequently if events or circumstances indicate a need, tests the carrying amount of goodwill for impairment. The Company performs its annual impairment test in the fourth quarter of each year. A two-step impairment test is used to first identify potential goodwill impairment and then measure the amount of goodwill impairment loss, if any. The first step was conducted by determining and comparing the fair value, employing the market approach, of the Company’s reporting unit to the carrying value of the reporting unit. The Company continues to have only one reporting unit, Identity Management. Based on the results of this impairment test, the Company determined that its goodwill was not impaired as of December 31, 2012 and 2011.

Amortization expense for the years ended December 31, 2012 and 2011 was approximately $22,000 and $15,000, respectively.

The estimated acquired intangible amortization expense for the next five fiscal years is as follows:

Fiscal Year Ended December 31,	Estimated Amortization Expense ($ in thousands)
2013	$28
2014	28
2015	27
2016	12
2017	12
Thereafter	93
Totals	$200